SIGNIFICANT CUSTOMERS - Disclosure of operating segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [line items]
Revenues	$ 11,149,130	$ 20,550,682	$ 12,716,596
Customer A [Member]
Disclosure of major customers [line items]
Revenues	5,505,214	11,043,962	6,158,718
Customer B [Member]
Disclosure of major customers [line items]
Revenues	485,674	2,660,840	1,524,550
Customer C [Member]
Disclosure of major customers [line items]
Revenues	2,710,540	1,957,400	1,093,303
Customer D [Member]
Disclosure of major customers [line items]
Revenues	$ 1,280,155	$ 308,443	$ 16,346